Combined and Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	10,000,000	10,000,000	0
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	489,066,238
Common share, issued (in shares)	81,811,727	56,455,376	38,590,381
Common stock, shares outstanding	80,911,727	54,655,376	38,590,381
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	10,000	10,000	0
Preferred stock, issued (in shares)	10,000	10,000
Preferred stock, outstanding (in shares)	10,000	10,000